Label	Element	Value
Other finance income (cost)	ifrs-full_OtherFinanceIncomeCost	$ 8,709,000
Other finance income (cost)	ifrs-full_OtherFinanceIncomeCost	(15,965,000)
Other finance income (cost)	ifrs-full_OtherFinanceIncomeCost	(32,593,000)
Finance costs	ifrs-full_FinanceCosts	74,000
Finance costs	ifrs-full_FinanceCosts	0
Finance costs	ifrs-full_FinanceCosts	94,000
Interest expense on borrowings	ifrs-full_InterestExpenseOnBorrowings	5,296,000
Interest expense on borrowings	ifrs-full_InterestExpenseOnBorrowings	12,611,000
Interest expense on borrowings	ifrs-full_InterestExpenseOnBorrowings	5,178,000
Foreign exchange gain	ifrs-full_ForeignExchangeGain	0
Foreign exchange gain	ifrs-full_ForeignExchangeGain	14,841,000
Foreign exchange gain	ifrs-full_ForeignExchangeGain	0
Foreign exchange loss	ifrs-full_ForeignExchangeLoss	0
Foreign exchange loss	ifrs-full_ForeignExchangeLoss	515,000
Foreign exchange loss	ifrs-full_ForeignExchangeLoss	19,233,000
Investment income	ifrs-full_InvestmentIncome	715,000
Investment income	ifrs-full_InvestmentIncome	53,000
Investment income	ifrs-full_InvestmentIncome	$ 1,133,000
Long Term Incentive Plan [Member]
Number Of Other Equity Instrument Reserved In Share-Based Payment Arrangement	pharm_NumberOfOtherEquityInstrumentReservedInShareBasedPaymentArrangement	(8,179,538)
Number of other equity instruments outstanding in share-based payment arrangement	ifrs-full_NumberOfOtherEquityInstrumentsOutstandingInSharebasedPaymentArrangement	10,992,546
Number of other equity instruments outstanding in share-based payment arrangement	ifrs-full_NumberOfOtherEquityInstrumentsOutstandingInSharebasedPaymentArrangement	17,322,580
Number Of Other Equity Instruments Issued In Share-Based Payment Arrangement	pharm_NumberOfOtherEquityInstrumentsIssuedInShareBasedPaymentArrangement	1,849,504
Contingent consideration [member]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	ifrs-full_GainsLossesRecognisedInProfitOrLossFairValueMeasurementLiabilities	$ 3,230,000
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	ifrs-full_GainsLossesRecognisedInProfitOrLossFairValueMeasurementLiabilities	0
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	ifrs-full_GainsLossesRecognisedInProfitOrLossFairValueMeasurementLiabilities	$ 3,744,000